Performance Management	Feb. 23, 2026
Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Government/Credit Index and Bloomberg Short Treasury 1-3 Month Index as additional benchmarks because the investment adviser believes they are more representative of the Fund's investment universe than the broad-based securities market index. The Bloomberg Short Treasury 1-3 Month Index is generally considered representative of the performance of short-term money market investments and is provided to show how the Fund's performance compares to public obligations of the U.S. Treasury with maturities of 1-3 months.
Bar Chart [Heading]	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]
Highest Quarterly Return:	5.08	% (6.30.20)	Lowest Quarterly Return:	-5.71	% (6.30.22)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	5.08%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(5.71%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns as of 12.31.25
Performance Table Narrative

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	9.4.90
Load Adjusted Return before taxes		4.42%	4.04%	3.98%	5.74%
Class C	2.16.00
Load Adjusted Return before taxes		5.01%	3.73%	3.71%	3.66%
Class I	5.10.00
Load Adjusted Return before taxes		7.07%	4.77%	4.75%	4.62%
Load Adjusted Return after taxes on distributions*		6.29%	4.02%	3.98%	3.41%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		4.18%	3.45%	3.51%	3.24%
Class R6	6.23.20
Load Adjusted Return before taxes		7.23%	4.85%	N/A	5.21%
Bloomberg US Aggregate Bond Index[1,2]		7.30%	-0.36%	2.01%	4.10%
Bloomberg US Government/Credit Index		6.88%	-0.59%	2.16%	4.19%
Bloomberg Short Treasury 1-3 Month Index		4.29%	3.24%	2.18%	1.90%

1  The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Government/Credit Index and Bloomberg Short Treasury 1-3 Month Index as additional benchmarks because the investment adviser believes they are more representative of the Fund's investment universe than the broad-based securities market index. The Bloomberg Short Treasury 1-3 Month Index is generally considered representative of the performance of short-term money market investments and is provided to show how the Fund's performance compares to public obligations of the U.S. Treasury with maturities of 1-3 months.

2  All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Availability Website Address [Text]	www.calamos.com
Performance Availability Phone [Text]	800.582.6959
Calamos Hedged Equity Fund | Calamos Hedged Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The Bloomberg U.S. Aggregate Bond Index shows how the Fund's performance compares to an index that covers the U.S.-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors.
Bar Chart [Heading]	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]
Highest Quarterly Return:	10.84	% (6.30.20)	Lowest Quarterly Return:	-10.28	% (6.30.22)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	10.84%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(10.28%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns as of 12.31.25
Performance Table Narrative

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five-, and ten-year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	12.31.14
Load Adjusted Return before taxes		5.84%	7.05%	7.21%	6.58%
Class C	12.31.14
Load Adjusted Return before taxes		9.29%	7.30%	6.96%	6.28%
Class I	12.31.14
Load Adjusted Return before taxes		11.38%	8.36%	8.02%	7.34%
Load Adjusted Return after taxes on distributions*		11.22%	8.21%	7.75%	7.04%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		6.73%	6.56%	6.46%	5.89%
S&P 500 Total Return Index[1]		17.88%	14.42%	14.82%	13.42%
Bloomberg US Aggregate Bond Index[2]		7.30%	-0.36%	2.01%	1.88%

1  All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

2  The Bloomberg U.S. Aggregate Bond Index shows how the Fund's performance compares to an index that covers the U.S.-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Availability Website Address [Text]	www.calamos.com
Performance Availability Phone [Text]	800.582.6959
Calamos Phineus Long/Short Fund | Calamos Phineus Long/Short Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The performance shown in the bar chart and performance table for the years prior to 2017 is that of another investment vehicle (the "Phineus Predecessor Fund") prior to the commencement of the Fund's operations. The Phineus Predecessor Fund was reorganized into Class I shares of the Fund on April 6, 2016. On October 1, 2015, the parent company of Calamos Advisors purchased Phineus Partners LP

("Phineus"), the prior general partner and investment manager to the Phineus Predecessor Fund and investment manager to the Phineus Predecessor Fund's master fund. Calamos Advisors served as the investment manager to the Phineus Predecessor Fund's master fund from October 1, 2015 to April 5, 2016 and the general partner and investment manager of the Phineus Predecessor Fund from February 25, 2016 and April 5, 2016. The Phineus Predecessor Fund commenced operations on May 1, 2002 and, since that time, has had various periods where it implemented its investment strategy directly on a stand-alone basis or indirectly through its investment in a master fund, which had the same investment policies, objectives, guidelines and restrictions as the Phineus Predecessor Fund.

Regardless of whether the Phineus Predecessor Fund operated as a stand-alone fund or invested indirectly through a master fund, Phineus and Calamos Advisors managed the Phineus Predecessor Fund's assets using investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Fund. The Phineus Predecessor Fund performance information in the bar chart and table has been adjusted to reflect Class I share, and with respect to the table, Class A and Class C share expenses. However, the Phineus Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Phineus Predecessor Fund's performance may have been lower. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated Fund performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The MSCI World Index is designed to measure the equity market performance of developed markets. The MSCI World Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.
Bar Chart [Heading]	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]
Highest Quarterly Return:	24.69	% (12.31.20)	Lowest Quarterly Return:	-11.48	% (3.31.20)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	24.69%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(11.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12.31.25
Performance Table Narrative

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five-, and ten- year periods ended December 31, 2025 and since the Phineus Predecessor Fund's inception compare with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Phineus Predecessor Fund, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I shares will vary from returns shown for Class I shares. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	5.1.02
Load Adjusted Return before taxes		4.42%	5.30%	6.32%	9.27%
Class C	5.1.02
Load Adjusted Return before taxes		7.78%	5.54%	6.04%	8.70%
Class I	5.1.02
Load Adjusted Return before taxes		9.88%	6.60%	7.11%	9.79%
Load Adjusted Return after taxes on distributions*		7.57%	5.55%	6.34%	9.45%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		5.88%	4.77%	5.42%	8.52%
S&P 500 Total Return Index[1]		17.88%	14.42%	14.82%	10.21%
MSCI World Index[2]		21.60%	12.66%	12.74%	9.19%

1  All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

2  The MSCI World Index is designed to measure the equity market performance of developed markets. The MSCI World Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class I shares will vary from returns shown for Class I shares.
Performance Availability Website Address [Text]	www.calamos.com
Performance Availability Phone [Text]	800.582.6959
Calamos Merger Arbitrage Fund | Calamos Merger Arbitrage Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's first full calendar year of performance compared to a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's first full calendar year of performance compared to a broad measure of market performance.
Performance Additional Market Index [Text]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the ICE BofA US 3 Month Treasury Bill Index as an additional benchmark because the investment adviser believes they are more representative of the Fund's investment universe than the broad-based securities market index. The ICE BofA US 3 Month Treasury Bill Index is designed to measure measures the performance of a single issue of outstanding treasury bill which matures closest to, but not beyond, three months from the rebalancing date. The issue is purchased at the beginning of the month and held for a full month; at the end of the month that issue is sold and rolled into a newly selected issue. The Fund seeks to deliver positive returns that are not correlated to traditional benchmarks. The ICE BofA US 3 Month Treasury Bill Index is used only to illustrate the returns that are achievable by investing in cash or cash equivalents. The Bloomberg U.S. Aggregate Bond Index shows how the Fund's performance compares to an index that is generally considered to be representative of the U.S. bond market.
Bar Chart [Heading]	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]
Highest Quarterly Return:	5.06	% (9.30.25)	Lowest Quarterly Return:	-4.44	% (3.31.24)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	5.06%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(4.44%)
Lowest Quarterly Return, Date	Mar. 31, 2024
Performance Table Heading	Average Annual Total Returns as of 12.31.25
Performance Table Narrative

The following table shows how the Fund's average annual performance (before and after taxes) for the one-year period ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class I shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Class A	9.29.23
Load Adjusted Return before taxes		7.47%	4.11%
Class C	9.29.23
Load Adjusted Return before taxes		8.72%	4.61%
Class I	9.29.23
Load Adjusted Return before taxes		10.72%	5.62%
Load Adjusted Return after taxes on distributions*		7.56%	3.69%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		6.48%	3.56%
Bloomberg US Aggregate Bond Index[1,2]		7.30%	6.78%
ICE BofA US 3 Month Treasury Bill Index		4.18%	4.81%
S&P 500 Total Return Index		17.88%	24.54%

1  The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the ICE BofA US 3 Month Treasury Bill Index as an additional benchmark because the investment adviser believes they are more representative of the Fund's investment universe than the broad-based securities market index. The ICE BofA US 3 Month Treasury Bill Index is designed to measure measures the performance of a single issue of outstanding treasury bill which matures closest to, but not beyond, three months from the rebalancing date. The issue is purchased at the beginning of the month and held for a full month; at the end of the month that issue is sold and rolled into a newly selected issue. The Fund seeks to deliver positive returns that are not correlated to traditional benchmarks. The ICE BofA US 3 Month Treasury Bill Index is used only to illustrate the returns that are achievable by investing in cash or cash equivalents. The Bloomberg U.S. Aggregate Bond Index shows how the Fund's performance compares to an index that is generally considered to be representative of the U.S. bond market.

2  All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Availability Website Address [Text]	www.calamos.com
Performance Availability Phone [Text]	800.582.6959
Calamos Convertible Fund | Calamos Convertible Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the ICE BofA All U.S. Convertibles Index (VXA0) and S&P 500 Index as additional benchmarks because the investment adviser believes they are more representative of the Fund's investment universe than the broad-based securities market index.
Bar Chart [Heading]	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]
Highest Quarterly Return:	30.35	% (6.30.20)	Lowest Quarterly Return:	-16.35	% (6.30.22)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	30.35%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(16.35%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns as of 12.31.25
Performance Table Narrative

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	6.21.85
Load Adjusted Return before taxes		16.39%	3.19%	9.24%	9.02%
Class C	7.5.96
Load Adjusted Return before taxes		17.22%	2.90%	8.96%	7.77%
Class I	6.25.97
Load Adjusted Return before taxes		19.42%	3.94%	10.06%	8.30%
Load Adjusted Return after taxes on distributions*		15.34%	2.07%	8.06%	6.19%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		12.95%	2.59%	7.55%	6.09%
Bloomberg US Aggregate Bond Index[1,2]		7.30%	-0.36%	2.01%	4.19%
ICE BofA All US Convertibles Index (VXA0)[3]		17.98%	5.05%	11.22%	8.44%
S&P 500 Total Return Index[4]		17.88%	14.42%	14.82%	9.35%

1  The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the ICE BofA All U.S. Convertibles Index (VXA0) and S&P 500 Index as additional benchmarks because the investment adviser believes they are more representative of the Fund's investment universe than the broad-based securities market index.

2  All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

3  Since inception return for the ICE BofA All US Convertible Index is not available, as the inception date of the Index is January 1, 1988.

4  The S&P 500 Index shows how the Fund's performance compares to an index that is generally considered to be representative of the U.S. stock market.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Availability Website Address [Text]	www.calamos.com
Performance Availability Phone [Text]	800.582.6959
Calamos Global Convertible Fund | Calamos Global Convertible Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Refinitiv Global Convertible Bond Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index.
Bar Chart [Heading]	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]
Highest Quarterly Return:	19.56	% (6.30.20)	Lowest Quarterly Return:	-15.92	% (6.30.22)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	19.56%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(15.92%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns as of 12.31.25
Performance Table Narrative

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five-, and ten-year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for the index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	12.31.14
Load Adjusted Return before taxes		15.53%	2.31%	7.11%	6.30%
Class C	12.31.14
Load Adjusted Return before taxes		16.36%	2.00%	6.83%	5.97%
Class I	12.31.14
Load Adjusted Return before taxes		18.53%	3.03%	7.90%	7.04%
Load Adjusted Return after taxes on distributions*		17.04%	1.85%	6.55%	5.78%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		11.85%	2.00%	5.91%	5.23%
Bloomberg US Aggregate Bond Index[1,2]		7.30%	-0.36%	2.01%	1.88%
Refinitiv Global Convertible Bond Index		23.29%	4.48%	8.21%	7.19%

1  The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Refinitiv Global Convertible Bond Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index.

2  All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Availability Website Address [Text]	www.calamos.com
Performance Availability Phone [Text]	800.582.6959
Calamos Timpani Small Cap Growth Fund | Calamos Timpani Small Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The performance shown in the bar chart and performance table for the period May 31, 2019 through December 31, 2023 is the Fund's performance whereas performance prior to May 31, 2019 is that of another investment vehicle (the "Predecessor Fund") prior to the commencement of the Fund's operations. On May 31, 2019, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the "Reorganization"). As a result of the Reorganization, the Fund adopted the performance and financial history of the Predecessor Fund. The Fund has the same investment objective, strategy and portfolio manager as the Predecessor Fund. As a result, the performance of the Fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund's Institutional Class performance which was adopted by the Class I shares of the Fund for periods prior to the Reorganization. If the Predecessor Fund's investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund's returns would have been lower. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Bar Chart [Heading]	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]
Highest Quarterly Return:	40.93	% (6.30.20)	Lowest Quarterly Return:	-23.99	% (6.30.22)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	40.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(23.99%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns as of 12.31.25
Performance Table Narrative

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five-, and ten-year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. For periods prior to the Reorganization, the average annual total return table compares the Predecessor Fund's Institutional Class performance which was adopted by the Class I shares of the Fund and Class Y performance which was adopted by the Class A shares of the Fund and adjusted to reflect the maximum sales load of 4.75% for Class A shares, to that of the Russell 2000 Growth Index. "Since Inception" return shown for the Russell 2000 Growth Index is the return since the inception of the Predecessor Fund's Class Y shares. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I shares will vary from returns shown for Class I shares. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	01.06.14
Load Adjusted Return before taxes		19.62%	4.70%	12.60%	10.12%
Class C	06.25.21
Load Adjusted Return before taxes		23.63%	N/A	N/A	2.29%
Class I	03.23.11
Load Adjusted Return before taxes		25.90%	5.99%	13.50%	12.61%
Load Adjusted Return after taxes on distributions*		25.90%	5.77%	12.97%	12.21%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		15.33%	4.57%	11.14%	10.74%
Class R6	05.31.19
Load Adjusted Return before taxes		26.01%	6.09%	N/A	13.58%
Russell 3000 Total Return Index[1]		17.15%	13.15%	14.29%	13.53%
Russell 2000 Growth Index		13.01%	3.18%	9.57%	9.82%

1  The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class I shares will vary from returns shown for Class I shares.
Performance Availability Website Address [Text]	www.calamos.com
Performance Availability Phone [Text]	800.582.6959
Calamos Timpani SMID Growth Fund | Calamos Timpani SMID Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's first full calendar year of performance compared to a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's first full calendar year of performance compared to a broad measure of market performance.
Performance Additional Market Index [Text]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Russell 2500 Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Bar Chart [Heading]	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]
Highest Quarterly Return:	37.58	% (6.30.20)	Lowest Quarterly Return:	-22.94	% (6.30.22)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	37.58%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(22.94%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns as of 12.31.25
Performance Table Narrative

The following table shows how the Fund's average annual performance (before and after taxes) for the one- and five-year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class I shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	SINCE INCEPTION
Class A	7.31.19
Load Adjusted Return before taxes		15.25%	5.33%	11.18%
Class I	7.31.19
Load Adjusted Return before taxes		21.25%	6.63%	12.31%
Load Adjusted Return after taxes on distributions*		20.00%	5.55%	11.43%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		13.49%	4.92%	9.76%
Class R6	7.31.19
Load Adjusted Return before taxes		21.38%	6.65%	12.34%
Russell 3000 Total Return Index[1]		17.15%	13.15%	14.70%
Russell 2500 Growth Index		10.31%	2.98%	8.61%

1  The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Russell 2500 Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Availability Website Address [Text]	www.calamos.com
Performance Availability Phone [Text]	800.582.6959
Calamos Growth Fund | Calamos Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the S&P 1500 Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The S&P 1500 Growth Index is a composite index that includes securities that account for 90% of the total market capitalization of U.S. stocks. The index includes small, mid and large cap stocks. The S&P 1500 Growth Index is a subset of the securities appearing in the S&P 1500 Index, which includes the S&P 500, S&P 400, and S&P 600 indices. The S&P 1500 Growth Index is designed to provide investors with a measure of the performance of U.S. growth equities. The S&P 500 Total Return Index is provided as it is generally representative of the U.S. stock market.
Bar Chart [Heading]	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]
Highest Quarterly Return:	29.42	% (6.30.20)	Lowest Quarterly Return:	-22.98	% (6.30.22)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	29.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(22.98%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns as of 12.31.25
Performance Table Narrative

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	9.4.90
Load Adjusted Return before taxes		10.63%	10.58%	12.89%	13.02%
Class C	9.3.96
Load Adjusted Return before taxes		14.43%	10.84%	12.60%	12.01%
Class I	9.18.97
Load Adjusted Return before taxes		16.43%	11.95%	13.72%	11.94%
Load Adjusted Return after taxes on distributions*		15.01%	10.76%	12.06%	10.09%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		10.72%	9.23%	10.82%	9.65%
S&P 500 Total Return Index[1,2]		17.88%	14.42%	14.82%	9.22%
S&P 1500 Growth Index		20.96%	14.39%	16.45%	10.18%

1  All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

2  The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the S&P 1500 Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The S&P 1500 Growth Index is a composite index that includes securities that account for 90% of the total market capitalization of U.S. stocks. The index includes small, mid and large cap stocks. The S&P 1500 Growth Index is a subset of the securities appearing in the S&P 1500 Index, which includes the S&P 500, S&P 400, and S&P 600 indices. The S&P 1500 Growth Index is designed to provide investors with a measure of the performance of U.S. growth equities. The S&P 500 Total Return Index is provided as it is generally representative of the U.S. stock market.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class I will vary from returns shown for Class I
Performance Availability Website Address [Text]	www.calamos.com
Performance Availability Phone [Text]	800.582.6959
Calamos Growth & Income Fund | Calamos Growth & Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Bar Chart [Heading]	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]
Highest Quarterly Return:	20.08	% (6.30.20)	Lowest Quarterly Return:	-16.25	% (3.31.20)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	20.08%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(16.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12.31.25
Performance Table Narrative

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	9.22.88
Load Adjusted Return before taxes		11.90%	9.91%	11.49%	11.13%
Class C	8.5.96
Load Adjusted Return before taxes		15.61%	10.15%	11.19%	10.02%
Class I	9.18.97
Load Adjusted Return before taxes		17.78%	11.26%	12.31%	10.34%
Load Adjusted Return after taxes on distributions*		15.37%	9.71%	10.62%	8.62%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		11.70%	8.62%	9.62%	8.21%
Class R6	6.23.20
Load Adjusted Return before taxes		17.88%	11.34%	N/A	14.06%
S&P 500 Total Return Index[1]		17.88%	14.42%	14.82%	9.22%
ICE BofA All US Convertibles EX Mandatory Index[2]		18.45%	4.55%	11.75%	8.64%

1  All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

2  The ICE BofA All U.S. Convertibles EX Mandatory Index represents the U.S. convertible market excluding mandatory convertibles. The ICE BofA All U.S. Convertibles EX Mandatory Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Availability Website Address [Text]	www.calamos.com
Performance Availability Phone [Text]	800.582.6959
Calamos Select Fund | Calamos Select Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Bar Chart [Heading]	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]
Highest Quarterly Return:	22.60	% (6.30.20)	Lowest Quarterly Return:	-22.99	% (3.31.20)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	22.60%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(22.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12.31.25
Performance Table Narrative

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	1.2.02
Load Adjusted Return before taxes		9.58%	11.73%	12.01%	7.62%
Class C	1.2.02
Load Adjusted Return before taxes		13.19%	11.98%	11.72%	7.03%
Class I	3.1.02
Load Adjusted Return before taxes		15.32%	13.11%	12.83%	8.24%
Load Adjusted Return after taxes on distributions*		13.93%	11.65%	11.34%	7.19%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		10.03%	10.17%	10.18%	6.66%
S&P 500 Total Return Index[1]		17.88%	14.42%	14.82%	10.01%

1  The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Availability Website Address [Text]	www.calamos.com
Performance Availability Phone [Text]	800.582.6959
Calamos International Growth Fund | Calamos International Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the MSCI EAFE Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The MSCI ACWI ex-USA Index is designed to measure the equity market performance of companies outside of the United States in developed and emerging markets. The MSCI ACWI ex-USA Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.
Bar Chart [Heading]	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]
Highest Quarterly Return:	29.32	% (6.30.20)	Lowest Quarterly Return:	-18.42	% (12.31.18)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	29.32%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(18.42%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns as of 12.31.25
Performance Table Narrative

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	3.16.05
Load Adjusted Return before taxes		16.97%	2.24%	7.97%	7.36%
Class C	3.16.05
Load Adjusted Return before taxes		20.92%	2.46%	7.69%	6.81%
Class I	3.16.05
Load Adjusted Return before taxes		23.12%	3.50%	8.77%	7.88%
Load Adjusted Return after taxes on distributions*		19.49%	1.84%	7.42%	7.08%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		16.04%	2.51%	6.94%	6.62%
Class R6	9.17.18
Load Adjusted Return before taxes		23.21%	3.59%	N/A	8.99%
MSCI ACWI ex USA Index[1,2]		33.11%	8.46%	8.95%	6.52%
MSCI EAFE Growth Index		21.12%	4.76%	7.80%	6.38%

1  All index returns include the reinvestment of dividends and distributions, but do not reflect the deduction of withholding taxes, fees, brokerage commissions, or other expenses.

2  The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the MSCI EAFE Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The MSCI ACWI ex-USA Index is designed to measure the equity market performance of companies outside of the United States in developed and emerging markets. The MSCI ACWI ex-USA Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Availability Website Address [Text]	www.calamos.com
Performance Availability Phone [Text]	800.582.6959
Calamos Evolving World Growth Fund | Calamos Evolving World Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Bar Chart [Heading]	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]
Highest Quarterly Return:	30.66	% (6.30.20)	Lowest Quarterly Return:	-16.46	% (3.31.20)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	30.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(16.46%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12.31.25
Performance Table Narrative

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for the index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	8.15.08
Load Adjusted Return before taxes		13.36%	-0.62%	6.74%	5.10%
Class C	8.15.08
Load Adjusted Return before taxes		17.16%	-0.38%	6.46%	4.61%
Class I	8.15.08
Load Adjusted Return before taxes		19.29%	0.62%	7.53%	5.66%
Load Adjusted Return after taxes on distributions*		19.26%	0.64%	7.56%	5.62%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		11.42%	0.57%	6.28%	4.79%
MSCI Emerging Markets Index[1]		34.36%	4.67%	8.86%	4.93%

1  The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Availability Website Address [Text]	www.calamos.com
Performance Availability Phone [Text]	800.582.6959
Calamos Global Equity Fund | CALAMOS GLOBAL EQUITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the MSCI World Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The MSCI ACWI (USD) Index is designed to measure the equity market performance of companies in developed and emerging markets. The MSCI ACWI (USD) Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.
Bar Chart [Heading]	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]
Highest Quarterly Return:	31.45	% (6.30.20)	Lowest Quarterly Return:	-18.36	% (12.31.18)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	31.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(18.36%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns as of 12.31.25
Performance Table Narrative

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five-, and ten- year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	3.1.07
Load Adjusted Return before taxes		12.63%	8.94%	12.36%	9.59%
Class C	3.1.07
Load Adjusted Return before taxes		16.34%	9.18%	12.06%	9.06%
Class I	3.1.07
Load Adjusted Return before taxes		18.53%	10.30%	13.19%	10.16%
Load Adjusted Return after taxes on distributions*		14.20%	8.19%	10.82%	8.50%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		13.10%	7.70%	10.15%	8.05%
Class R6	6.23.20
Load Adjusted Return before taxes		18.56%	10.33%	N/A	14.80%
MSCI ACWI Index[1,2]		22.87%	11.70%	12.28%	8.15%
MSCI World Index		21.60%	12.66%	12.74%	8.55%

1  All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

2  The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the MSCI World Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The MSCI ACWI (USD) Index is designed to measure the equity market performance of companies in developed and emerging markets. The MSCI ACWI (USD) Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Availability Website Address [Text]	www.calamos.com
Performance Availability Phone [Text]	800.582.6959
Calamos Global Opportunities Fund | Calamos Global Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The MSCI World Index is designed to measure the equity market performance of developed markets. The MSCI World Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.
Bar Chart [Heading]	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]
Highest Quarterly Return:	24.55	% (6.30.20)	Lowest Quarterly Return:	-16.61	% (3.31.20)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	24.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(16.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12.31.25
Performance Table Narrative

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	9.9.96
Load Adjusted Return before taxes		10.40%	6.98%	9.06%	8.30%
Class C	9.24.96
Load Adjusted Return before taxes		13.93%	7.23%	8.77%	7.77%
Class I	9.18.97
Load Adjusted Return before taxes		16.07%	8.29%	9.86%	8.15%
Load Adjusted Return after taxes on distributions*		13.64%	7.06%	8.54%	6.81%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		10.97%	6.34%	7.72%	6.47%
MSCI ACWI Index[1]		22.87%	11.70%	12.28%	7.89%
MSCI World Index[2]		21.60%	12.66%	12.74%	8.12%

1  All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

2  The MSCI World Index is designed to measure the equity market performance of developed markets. The MSCI World Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Availability Website Address [Text]	www.calamos.com
Performance Availability Phone [Text]	800.582.6959
Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the MSCI ACWI ex USA Small Cap Index (Net) as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The MSCI ACWI ex USA Small Cap Index (Net) is designed to measure the small cap equity market performance of companies in developed (excluding the US) and emerging markets. The MSCI ACWI ex USA Small Cap Index (Net) is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests. All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Bar Chart [Heading]	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]
Highest Quarterly Return:	25.37	% (6.30.25)	Lowest Quarterly Return:	-8.05	% (12.31.25)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	25.37%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(8.05%)
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total Returns as of 12.31.25
Performance Table Narrative

The following table shows how the Fund's average annual performance (before and after taxes) for the one-year period ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Class A	3.31.22
Load Adjusted Return before taxes		9.40%	2.24%
Class C	3.31.22
Load Adjusted Return before taxes		12.93%	2.78%
Class I	3.31.22
Load Adjusted Return before taxes		15.10%	3.82%
Load Adjusted Return after taxes on distributions*		14.59%	3.70%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		9.00%	2.94%
Class R6	3.31.22
Load Adjusted Return before taxes		15.30%	3.86%
MSCI ACWI ex USA Index[1]		33.11%	10.40%
MSCI ACWI ex USA Small Cap Index (Net)		29.26%	7.52%

1  The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the MSCI ACWI ex USA Small Cap Index (Net) as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The MSCI ACWI ex USA Small Cap Index (Net) is designed to measure the small cap equity market performance of companies in developed (excluding the US) and emerging markets. The MSCI ACWI ex USA Small Cap Index (Net) is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests. All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIOD ENDED 12.31.25
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Total Return Bond Fund | CALAMOS TOTAL RETURN BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Bar Chart [Heading]	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]
Highest Quarterly Return:	6.73	% (12.31.23)	Lowest Quarterly Return:	-5.72	% (6.30.22)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	6.73%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(5.72%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns as of 12.31.25
Performance Table Narrative

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2025 and since the Fund's inception compared with those of a broad measure of market performance. "Since Inception" returns shown for the index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	6.27.07
Load Adjusted Return before taxes		4.66%	-0.62%	1.53%	2.88%
Class C	6.27.07
Load Adjusted Return before taxes		5.23%	-0.93%	1.15%	2.32%
Class I	6.27.07
Load Adjusted Return before taxes		7.30%	0.08%	2.18%	3.36%
Load Adjusted Return after taxes on distributions*		5.59%	-1.38%	0.85%	1.89%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		4.29%	-0.55%	1.11%	2.02%
Bloomberg US Aggregate Bond Index[1]		7.30%	-0.36%	2.01%	3.25%

1  All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Availability Website Address [Text]	www.calamos.com
Performance Availability Phone [Text]	800.582.6959
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Bar Chart [Heading]	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]
Highest Quarterly Return:	10.21	% (6.30.20)	Lowest Quarterly Return:	-15.13	% (3.31.20)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	10.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(15.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12.31.25
Performance Table Narrative

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for the index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	8.2.99
Load Adjusted Return before taxes		4.30%	3.80%	4.78%	5.41%
Class C	12.21.00
Load Adjusted Return before taxes		4.92%	3.47%	4.51%	5.22%
Class I	3.1.02
Load Adjusted Return before taxes		6.99%	4.54%	5.57%	5.99%
Load Adjusted Return after taxes on distributions*		4.14%	2.14%	3.11%	3.46%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		4.09%	2.41%	3.19%	3.63%
Bloomberg US Aggregate Bond Index[1]		7.30%	-0.36%	2.01%	3.53%
Bloomberg US HY 2% Issuer Cap Bond Index		8.62%	4.50%	6.52%	7.36%

1  The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Availability Website Address [Text]	www.calamos.com
Performance Availability Phone [Text]	800.582.6959
Calamos Short-Term Bond Fund | Calamos Short-Term Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Bloomberg 1-3 Year Government/Credit Index and Bloomberg U.S. 1-3 Year Credit Index as additional benchmarks because the investment adviser believes they are more representative of the Fund's investment universe than the broad-based securities market index. The Bloomberg US 1-3 Year Credit Index shows how the Fund's performance compares to an index of investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related debt with 1 to 3 years to maturity. It is composed of a corporate and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities. All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Bar Chart [Heading]	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]
Highest Quarterly Return:	3.16	% (6.30.20)	Lowest Quarterly Return:	-2.42	% (3.31.22)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	3.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(2.42%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns as of 12.31.25
Performance Table Narrative

The following table shows how the Fund's average annual performance (before and after taxes) for the one- and five-year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	SINCE INCEPTION
Class A	9.18.18
Load Adjusted Return before taxes		3.44%	1.95%	2.57%
Class I	9.18.18
Load Adjusted Return before taxes		6.09%	2.64%	3.13%
Load Adjusted Return after taxes on distributions*		4.14%	1.10%	1.64%
Load Adjusted Return after taxes on distributions and sale of Fund shares*		3.58%	1.34%	1.76%
Bloomberg US Aggregate Bond Index[1]		7.30%	-0.36%	2.16%
Bloomberg 1-3 Year Government/Credit Index		5.35%	1.97%	2.54%
Bloomberg US Credit 1-3 Year Index		5.82%	2.46%	3.02%

1  The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Bloomberg 1-3 Year Government/Credit Index and Bloomberg U.S. 1-3 Year Credit Index as additional benchmarks because the investment adviser believes they are more representative of the Fund's investment universe than the broad-based securities market index. The Bloomberg US 1-3 Year Credit Index shows how the Fund's performance compares to an index of investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related debt with 1 to 3 years to maturity. It is composed of a corporate and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities. All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Availability Website Address [Text]	www.calamos.com
Performance Availability Phone [Text]	800.582.6959